Countrywide
                               -----------------
                               Investments, Inc.








August 11, 1999


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Countrywide Strategic Trust
     File Nos. 2-80859 and 811-3651

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Countrywide Strategic Trust's registration statement on Form N-1A and
(ii) the text of the most recent amendment (Post-Effective Amendment No. 38) has been filed electronically.

Very truly yours,

/s/ Betsy Santen

Betsy Santen
Assistant Secretary








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